Share-based payments transactions - Disclosure of Number and Weighted Average Exercise Prices of Outstanding Share Options (Details) - Global Blue Management Incentive Plan - Stock Options 2020 CEO MOD - $ / shares shares in Thousands
	Sep. 14, 2022	Oct. 23, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	2,749
Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,031
Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	344
Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	687
Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	687
Exercise price range one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 6.42	$ 8.50
Number of share options granted in share-based payment arrangement (in shares)	893
Exercise price range one | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	335
Exercise price range one | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	112
Exercise price range one | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	223
Exercise price range one | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	223
Exercise price range two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 8.42	10.50
Number of share options granted in share-based payment arrangement (in shares)	757
Exercise price range two | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	284
Exercise price range two | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	95
Exercise price range two | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	189
Exercise price range two | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	189
Exercise price range three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 10.42	12.50
Number of share options granted in share-based payment arrangement (in shares)	619
Exercise price range three | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	232
Exercise price range three | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	77
Exercise price range three | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	155
Exercise price range three | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	155
Exercise price range four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 12.42	$ 14.50
Number of share options granted in share-based payment arrangement (in shares)	480
Exercise price range four | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	180
Exercise price range four | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	60
Exercise price range four | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	120
Exercise price range four | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	120